Income taxes - Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance as at January 1	€ (193.6)	€ (160.0)	€ (144.3)
Gross increases – tax positions in prior period	(39.7)	(44.1)	(11.7)
Gross decreases – tax positions in prior period	11.0	12.6	2.0
Gross increases – tax positions in current period	(64.9)	(27.7)	(23.1)
Settlements	69.9	2.2	6.8
Lapse of statute of limitations	6.1	17.9	13.2
Effect of changes in exchange rates	(2.8)		(2.9)
Effect of changes in exchange rates		5.5
Total liability for unrecognized tax benefits	(214.0)	(193.6)	(160.0)
Balance of accrued interest and penalties	(39.1)	(56.1)	(55.5)
Total liability for unrecognized tax benefits	€ (253.1)	€ (249.7)	€ (215.5)